Cover	Nov. 05, 2019
Cover page.
Entity Incorporation, State or Country Code	DE
Written Communications	false
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2019
Entity File Number	001-36499
Entity Registrant Name	New Senior Investment Group Inc.
Entity Central Index Key	0001610114
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q3
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	80-0912734
Entity Address, Address Line One	55 West 46th Street
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10036
City Area Code	(646)
Local Phone Number	822-3700
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	SNR
Entity Emerging Growth Company	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false